UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22057

Cohen & Steers Global Income Builder, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments

Cohen & Steers Global Income Builder, Inc.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCK 113.3%
AUSTRALIA 3.8%
FINANCIAL—BANK 1.0%
Australia and New Zealand Banking Group Ltd.(a)	112,761	$2,716,848

MATERIALS—METALS & MINING 1.2%
BHP Billiton Ltd.(a)	87,387	3,132,890

REAL ESTATE—DIVERSIFIED 0.5%
GPT Group	446,875	1,444,234

TOLL ROADS 1.1%
Transurban Group	500,000	2,900,379
TOTAL AUSTRALIA		10,194,351

BRAZIL 3.7%
REAL ESTATE 0.9%
RESIDENTIAL 0.3%
MRV Engenharia e Participacoes SA	107,091	759,719

RETAIL 0.6%
BR Malls Participacoes SA	122,099	1,591,243
TOTAL REAL ESTATE		2,350,962

TOLL ROADS 1.2%
CCR SA	400,000	3,238,654

WATER 1.6%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR(b)	55,300	4,237,086
TOTAL BRAZIL		9,826,702

CANADA 5.0%
CONSUMER—CYCLICAL—RESTAURANT 0.5%
Tim Hortons	23,500	1,257,166

FINANCIAL 2.1%
BANK 1.2%
Toronto-Dominion Bank (USD)	37,600	3,194,120

	Number of Shares	Value
INSURANCE 0.9%
Power Corp.(a)	88,800	$2,353,874
TOTAL FINANCIAL		5,547,994

INDUSTRIAL—MACHINERY 0.4%
Finning International	42,000	1,156,689

MATERIALS—CHEMICALS 0.6%
Potash Corp. of Saskatchewan	37,500	1,712,116

TELECOMMUNICATION SERVICES 0.9%
Rogers Communications	59,000	2,342,373

TRANSPORT—RAIL 0.5%
Canadian National Railway Co.	15,000	1,192,090
TOTAL CANADA		13,208,428

FRANCE 4.2%
COMMUNICATIONS—SATELLITES 0.7%
Eutelsat Communications(a)	50,000	1,848,508

CONSUMER STAPLES 1.0%
Danone SA(a)	37,400	2,608,743

CONSUMER—CYCLICAL—DIVERSIFIED 0.4%
LVMH Moet Hennessy Louis Vuitton SA	6,600	1,134,191

ELECTRIC—INTEGRATED ELECTRIC 0.6%
GDF Suez(a)	62,413	1,612,363

ENERGY—OIL & GAS 0.8%
Total SA(a)	42,181	2,151,259

MATERIALS—CONSTRUCTION MATERIALS 0.2%
Lafarge SA(a)	14,400	687,261

REAL ESTATE 0.5%
DIVERSIFIED 0.3%
Gecina SA	6,118	639,221

RETAIL 0.2%
Unibail-Rodamco	3,163	632,563

	Number of Shares	Value
TOTAL REAL ESTATE		$1,271,784
TOTAL FRANCE		11,314,109

GERMANY 4.0%
AUTOMOTIVE 0.6%
Bayerische Motoren Werke AG(a)	17,800	1,600,779

FINANCIAL—INSURANCE 1.1%
Allianz SE(a)	24,100	2,875,759

INDUSTRIAL—ELECTRICAL EQUIPMENT 1.3%
Siemens AG(a)	34,000	3,427,688

TECHNOLOGY—SOFTWARE 1.0%
SAP AG(a)	39,000	2,723,468
TOTAL GERMANY		10,627,694

HONG KONG 5.5%
ELECTRIC—REGULATED ELECTRIC 1.4%
CLP Holdings Ltd.(a)	419,000	3,609,674

ENERGY—OIL & GAS 0.4%
CNOOC Ltd.(a)	509,000	1,046,113

FINANCIAL—INVESTMENT BANKERS/BROKERS 0.2%
Hong Kong Exchanges and Clearing Ltd.(a)	39,000	654,892

INDUSTRIAL—DIVERSIFIED 0.8%
Hutchison Whampoa Ltd.(a)	225,000	2,246,943

REAL ESTATE 2.0%
DIVERSIFIED 1.2%
Hang Lung Properties Ltd.	248,000	910,174
Sun Hung Kai Properties Ltd.(a)	70,000	869,867
Wharf Holdings Ltd.(a)	248,200	1,348,783
		3,128,824
HOTEL 0.2%
Shangri-La Asia Ltd.	260,000	567,172

	Number of Shares	Value
OFFICE 0.3%
Hongkong Land Holdings Ltd. (USD)	162,000	$941,220

RESIDENTIAL 0.3%
Country Garden Holdings Co.(c)	2,039,000	785,084
TOTAL REAL ESTATE		5,422,300

TELECOMMUNICATION SERVICES 0.7%
China Mobile Ltd.(a)	161,500	1,777,102
TOTAL HONG KONG		14,757,024

INDONESIA 0.3%
REAL ESTATE—RESIDENTIAL
Summarecon Agung Tbk PT	4,525,000	776,930

IRELAND 0.9%
HEALTH CARE—HEALTHCARE PRODUCTS
Covidien PLC (USD)	43,200	2,362,176
ISRAEL 0.4%

HEALTH CARE—PHARMACEUTICAL
Teva Pharmaceutical Industries Ltd., ADR	25,784	1,161,827

ITALY 2.2%
ENERGY—OIL & GAS 0.9%
Eni S.p.A.(a)	103,400	2,425,741

GAS DISTRIBUTION 1.3%
Snam Rete Gas S.p.A.	700,482	3,368,843
TOTAL ITALY		5,794,584

JAPAN 7.5%
AUTOMOTIVE 0.8%
Toyota Motor Corp.(a)	47,000	2,027,184

CONSUMER—CYCLICAL—APPAREL 0.5%
Fast Retailing Co., Ltd.	5,500	1,253,232

	Number of Shares	Value
FINANCIAL 0.4%
BANK 0.2%
Sumitomo Mitsui Trust Holdings	153,000	$488,003

INSURANCE 0.2%
NKSJ Holdings(a)	21,250	474,961
TOTAL FINANCIAL		962,964

HEALTH CARE—PHARMACEUTICAL 0.6%
Astellas Pharma(a)	41,800	1,717,047

INDUSTRIAL 2.3%
COMMERCIAL SERVICES & SUPPLIES 1.2%
Secom Co., Ltd.(a)	63,800	3,121,783

ELECTRICAL EQUIPMENT 1.1%
Fanuc Ltd.(a)	16,600	2,944,159
TOTAL INDUSTRIAL		6,065,942

MATERIALS—METALS & MINING 0.1%
Sumitomo Metal Mining Co., Ltd.(a)	29,000	407,478

TECHNOLOGY 2.3%
ELECTRONIC EQUIPMENT & INSTRUMENTS 1.7%
Kyocera Corp.	16,800	1,538,529
Sony Corp.(a)	90,000	1,852,845
TDK Corp.	21,700	1,229,588
		4,620,962
OFFICE ELECTRONICS 0.6%
Canon(a)	35,400	1,672,272
TOTAL TECHNOLOGY		6,293,234

TELECOMMUNICATION SERVICES 0.5%
KDDI Corp.	200	1,295,155
TOTAL JAPAN		20,022,236

	Number of Shares	Value
MEXICO 0.7%
CONSUMER—NON-CYCLICAL—RETAIL 0.5%
Wal-Mart de Mexico SA de CV	410,600	$1,377,781

TELECOMMUNICATION SERVICES 0.2%
America Movil SAB de CV	473,400	589,077
TOTAL MEXICO		1,966,858

NETHERLANDS 1.3%
MARINE PORTS
Koninklijke Vopak NV(a)	60,000	3,456,549

PHILIPPINES 0.5%
REAL ESTATE
DIVERSIFIED 0.3%
Ayala Land	1,343,900	649,491

RETAIL 0.2%
SM Prime Holdings	1,644,900	647,463
TOTAL PHILLIPINES		1,296,954

SINGAPORE 0.7%
REAL ESTATE 0.3%
HOTEL 0.1%
CDL Hospitality Trusts	248,000	342,294

INDUSTRIAL 0.2%
Global Logistic Properties Ltd.(c)	212,000	371,027
TOTAL REAL ESTATE		713,321

TECHNOLOGY—SEMICONDUCTORS 0.4%
Avago Technologies Ltd. (USD)	29,600	1,153,512
TOTAL SINGAPORE		1,866,833

SOUTH KOREA 0.4%
TECHNOLOGY—SEMICONDUCTORS
Samsung Electronics Co., Ltd., (GDR)	2,000	1,131,000

	Number of Shares	Value
SPAIN 0.3%
TELECOMMUNICATION SERVICES
Telefonica SA(a)	53,000	$868,379

SWEDEN 0.2%
REAL ESTATE—OFFICE
Fabege AB	63,519	547,743

SWITZERLAND 5.3%
CONSUMER—NON-CYCLICAL—FOOD 2.2%
Nestle SA(a)	93,320	5,871,913

HEALTH CARE—PHARMACEUTICAL 2.1%
Novartis AG(a)	104,300	5,772,492

MATERIALS—CHEMICALS 1.0%
Syngenta AG(a),(c)	7,500	2,593,054
TOTAL SWITZERLAND		14,237,459

THAILAND 0.4%
REAL ESTATE—RETAIL
Central Pattana PCL	674,100	1,005,141

UNITED KINGDOM 9.8%
CONSUMER—CYCLICAL—DISTRIBUTORS 1.3%
Reckitt Benckiser Group PLC(a)	61,300	3,464,085

CONSUMER—NON-CYCLICAL—AGRICULTURE 0.6%
British American Tobacco PLC(a)	29,100	1,466,415

ELECTRIC—REGULATED ELECTRIC 1.4%
National Grid PLC(a)	375,000	3,781,820

ENERGY 1.7%
INTEGRATED OIL & GAS 1.1%
Royal Dutch Shell PLC(a)	84,424	2,948,517

OIL & GAS EQUIPMENT & SERVICES 0.6%
Ensco PLC, ADR(b)	29,000	1,534,970
TOTAL ENERGY		4,483,487

	Number of Shares	Value
FINANCIAL—BANK 1.6%
Barclays PLC	570,000	$2,144,811
HSBC Holdings PLC	250,166	2,219,981
		4,364,792
HEALTH CARE—PHARMACEUTICAL 1.7%
GlaxoSmithKline PLC(a)	203,200	4,538,885

REAL ESTATE—OFFICE 0.2%
Derwent London PLC(b)	21,824	609,136

TELECOMMUNICATION SERVICES 1.3%
Vodafone Group PLC	1,292,000	3,558,608
TOTAL UNITED KINGDOM		26,267,228

UNITED STATES 56.2%
AUTOMOTIVE 0.4%
Ford Motor Co.(a),(b)	74,500	930,505

COMMUNICATIONS 0.7%
TELECOMMUNICATIONS 0.5%
AT&T(a),(b)	44,577	1,392,140

TOWERS 0.2%
American Tower Corp.	9,285	585,140
TOTAL COMMUNICATIONS		1,977,280

CONSUMER—CYCLICAL 6.3%
MEDIA 1.5%
The Walt Disney Co.(a),(b)	51,400	2,250,292
Time Warner Cable(b)	22,500	1,833,750
		4,084,042
RESTAURANT 2.1%
McDonald’s Corp.(a),(b)	55,539	5,448,376

	Number of Shares	Value
RETAIL 1.8%
Nordstrom(a),(b)	32,340	$1,801,985
Ross Stores(a),(b)	52,400	3,044,440
		4,846,425
SPECIALTY RETAIL 0.9%
PetSmart	23,400	1,338,948
Tiffany & Co.(b)	15,000	1,036,950
		2,375,898
TOTAL CONSUMER—CYCLICAL		16,754,741

CONSUMER—NON-CYCLICAL 3.5%
AGRICULTURE 1.4%
Philip Morris International(a),(b)	40,533	3,591,629

BEVERAGE 0.6%
PepsiCo(a),(b)	25,710	1,705,859

COSMETICS/PERSONAL CARE 1.1%
Procter & Gamble Co.(a),(b)	42,676	2,868,254

RETAIL 0.4%
CVS Caremark Corp.(a),(b)	25,300	1,133,440
TOTAL CONSUMER— NON-CYCLICAL		9,299,182

ELECTRIC 3.6%
INTEGRATED ELECTRIC 1.2%
PPL Corp.(b)	110,000	3,108,600

REGULATED ELECTRIC 2.4%
PG&E Corp.(a),(b)	75,000	3,255,750
Southern Co.(a),(b)	70,385	3,162,398
		6,418,148
TOTAL ELECTRIC		9,526,748

	Number of Shares	Value
ENERGY 7.0%
OIL & GAS 6.4%
Apache Corp.(a)	17,700	$1,777,788
Chevron Corp.(a),(b)	41,630	4,464,401
Devon Energy Corp.(a),(b)	32,273	2,295,256
Exxon Mobil Corp.(a),(b)	64,847	5,624,181
Marathon Petroleum Corp.(a),(b)	28,700	1,244,432
Occidental Petroleum Corp.(a)	16,300	1,552,249
		16,958,307
OIL & GAS SERVICES 0.6%
Schlumberger Ltd.(a)	23,298	1,629,229
TOTAL ENERGY		18,587,536

FINANCIAL 7.9%
BANK 3.2%
Bank of America Corp.(b)	90,900	869,913
Comerica(b)	41,800	1,352,648
US Bancorp(a),(b)	134,072	4,247,401
Wells Fargo & Co.(a),(b)	62,987	2,150,376
		8,620,338
CREDIT CARD 0.9%
American Express Co.(a),(b)	43,000	2,487,980

DIVERSIFIED FINANCIAL SERVICES 2.5%
Citigroup(a),(b)	38,811	1,418,542
Goldman Sachs Group(a),(b)	9,200	1,144,204
JPMorgan Chase & Co.(a),(b)	89,594	4,119,532
		6,682,278
INSURANCE 1.3%
Prudential Financial(a),(b)	54,000	3,423,060
TOTAL FINANCIAL		21,213,656

	Number of Shares	Value
GAS DISTRIBUTION 0.8%
Sempra Energy(a),(b)	37,500	$2,248,500

HEALTH CARE 3.5%
BIOTECHNOLOGY 0.4%
Amgen(b)	15,700	1,067,443

HEALTH CARE PROVIDERS & SERVICES 0.5%
UnitedHealth Group(b)	24,000	1,414,560

HEALTHCARE PRODUCTS 0.8%
Johnson & Johnson(a),(b)	33,436	2,205,438

PHARMACEUTICAL 1.8%
Abbott Laboratories(a),(b)	39,663	2,430,945
Pfizer(a),(b)	99,484	2,254,308
		4,685,253
TOTAL HEALTH CARE		9,372,694

INDUSTRIAL 6.6%
AEROSPACE & DEFENSE 2.2%
General Dynamics Corp.(a)	33,019	2,422,934
Lockheed Martin Corp.(a)	11,000	988,460
United Technologies Corp.(a)	28,973	2,403,021
		5,814,415
DIVERSIFIED MANUFACTURING 2.6%
Caterpillar(a)	17,300	1,842,796
Eaton Corp.(a),(b)	21,800	1,086,294
General Electric Co.(a),(b)	147,030	2,950,892
WW Grainger(b)	5,500	1,181,455
		7,061,437
ELECTRICAL EQUIPMENT 0.5%
Emerson Electric Co.(b)	23,000	1,200,140

	Number of Shares	Value
TRANSPORTATION 1.3%
Norfolk Southern Corp.(a),(b)	18,000	$1,184,940
United Parcel Service(a)	29,660	2,394,155
		3,579,095
TOTAL INDUSTRIAL		17,655,087

MATERIALS 1.3%
CHEMICALS 0.3%
Dow Chemical Co.(a),(b)	24,800	859,072

METALS & MINING 1.0%
Freeport-McMoRan Copper & Gold(a),(b)	20,000	760,800
Newmont Mining Corp.(a),(b)	35,100	1,799,577
		2,560,377
TOTAL MATERIALS		3,419,449

PIPELINES—PIPELINES—MLP 1.8%
MarkWest Energy Partners LP	82,393	4,815,871

REAL ESTATE 4.2%
HEALTH CARE 0.2%
HCP	14,582	575,406

HOTEL 0.3%
Starwood Hotels & Resorts Worldwide(b)	16,216	914,745

INDUSTRIAL 0.4%
EastGroup Properties	24,049	1,207,741

OFFICE 0.6%
Boston Properties(b)	5,796	608,522
SL Green Realty Corp.	12,014	931,686
		1,540,208
RESIDENTIAL—APARTMENT 0.6%
AvalonBay Communities	11,257	1,591,177

SELF STORAGE 0.5%
Extra Space Storage(b)	44,574	1,283,285

	Number of Shares	Value
SHOPPING CENTER 1.0%
COMMUNITY CENTER 0.4%
Kimco Realty Corp.	48,361	$931,433

REGIONAL MALL 0.6%
General Growth Properties	25,039	425,413
Simon Property Group(b)	8,970	1,306,749
		1,732,162
TOTAL SHOPPING CENTER		2,663,595

SPECIALTY 0.6%
Digital Realty Trust(b)	8,584	634,958
Rayonier	19,876	876,333
		1,511,291
TOTAL REAL ESTATE		11,287,448

TECHNOLOGY 8.6%
COMPUTERS 3.5%
Apple(a),(b),(c)	11,800	7,073,746
International Business Machines Corp.(a),(b)	11,133	2,322,900
		9,396,646

INTERNET SERVICE PROVIDER 0.9%
Google(a),(b),(c)	3,900	2,500,836

SERVICES 0.9%
Visa, Class A(a)	21,100	2,489,800

SOFTWARE 2.3%
Microsoft Corp.(a)	41,015	1,322,734
Oracle Corp.(a)	81,000	2,361,960
Symantec Corp.(a),(c)	125,300	2,343,110
		6,027,804

TELECOMMUNICATION EQUIPMENT 1.0%
QUALCOMM(a),(b)	37,800	2,571,156

	Number of Shares	Value
TOTAL TECHNOLOGY		$22,986,242
TOTAL UNITED STATES		150,074,939
TOTAL COMMON STOCK (Identified cost—$267,541,149)		302,765,144

CLOSED-END FUNDS—UNITED STATES 6.3%
ENERGY/ RESOURCES 1.5%
ASA Gold and Precious Metals Ltd.	159,100	4,101,598

GLOBAL INCOME 0.9%
First Trust Aberdeen Global Opportunity Income Fund(a)	70,400	1,229,184
Western Asset Global High Income Fund(a)	83,300	1,103,725
		2,332,909

HIGH YIELD 0.6%
New America High Income Fund(b)	158,057	1,626,407

MULTI-SECTOR 1.4%
PIMCO Income Opportunity Fund(b)	139,700	3,681,095

REAL ESTATE 0.6%
Alpine Global Premier Properties Fund	234,358	1,523,327

SENIOR LOAN 1.3%
Eaton Vance Floating-Rate Income Trust(a),(b)	171,700	2,788,408
Eaton Vance Senior Floating-Rate Trust(b)	43,100	656,844
		3,445,252
TOTAL CLOSED-END FUNDS (Identified cost—$16,800,460)		16,710,588

PREFERRED SECURITIES—$25 PAR VALUE 2.2%
NETHERLANDS 1.0%
INSURANCE
LIFE/HEALTH INSURANCE 0.3%
Aegon NV, 6.50%	34,998	825,953

MULTI-LINE 0.7%
ING Groep N.V., 6.375%	13,500	295,650
ING Groep N.V., 7.375%	63,000	1,504,440
		1,800,090

	Number of Shares	Value
		$2,626,043
UNITED KINGDOM 0.8%
BANK
National Westminster Bank PLC, 7.76%, Series C	53,000	1,237,020
Royal Bank of Scotland Group PLC, 6.35%, Series N	51,855	837,977
		2,074,997
UNITED STATES 0.4%
BANK 0.2%
First Niagara Financial Group, 8.625%, Series B	25,000	689,250

REAL ESTATE—DIVERSIFIED 0.2%
Colony Financial, 8.50%, Series A	20,000	500,000
TOTAL UNITED STATES		1,189,250
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$5,624,950)		5,890,290

PREFERRED SECURITIES—CAPITAL SECURITIES 3.1%
BRAZIL 0.5%
BANK
Banco do Brasil SA/Cayman, 9.25%, due 12/31/49, 144A(d)	1,250,000	1,362,500

CAYMAN ISLANDS 0.8%
INTEGRATED TELECOMMUNICATIONS SERVICES
Centaur Funding Corp., 9.08%, due 4/21/20, 144A(d)	1,750	2,031,641

IRELAND 0.3%
INSURANCE—MULTI—LINE
Cloverie PLC, 8.25%, due 12/31/49	700,000	740,075

JAPAN 0.3%
INSURANCE—PROPERTY CASUALTY
Mitsui Sumitomo Insurance Co., Ltd., 7.00%, due 3/15/72, 144A(d)	650,000	656,471

	Number of Shares	Value
SWITZERLAND 0.6%
INSURANCE—REINSURANCE
Aquarius + Investments PLC, 8.25%, due 12/31/49	1,610,000	$1,614,025

UNITED KINGDOM 0.3%
BANK
LBG Capital No.1 PLC, 8.00%, due 12/29/49, 144A(d)	1,000,000	869,699

UNITED STATES 0.3%
INSURANCE—MULTI—LINE
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A(d)	750,000	907,500
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$7,923,676)		8,181,911

	Principal Amount
CORPORATE BONDS 1.0%
UNITED STATES
INSURANCE—PROPERTY CASUALTY 0.7%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(d)	$2,000,000	1,854,202

INTEGRATED TELECOMMUNICATIONS SERVICES 0.3%
CenturyLink, 7.65%, due 3/15/42	1,000,000	942,255
TOTAL CORPORATE BONDS (Identified cost—$2,806,564)		2,796,457

	Number of Shares
SHORT-TERM INVESTMENTS 0.5%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(e)	650,032	650,032
Federated Government Obligations Fund, 0.01%(e)	650,033	650,033
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,300,065)		1,300,065

		Value
TOTAL INVESTMENTS (Identified cost—$301,996,864)	126.4%	$337,644,455

WRITTEN CALL OPTIONS	(0.9)	(2,523,285)

LIABILITIES IN EXCESS OF OTHER ASSETS	(25.5)	(67,923,886)

NET ASSETS (Equivalent to $11.60 per share based on 23,032,573 shares of common stock outstanding)	100.0%	$267,197,284

	Number of Contracts
WRITTEN CALL OPTIONS (0.9)%
EUROPE (0.0)%
DJ EuroStoxx 50 Index, EUR Strike Price 2,575, 4/20/12	200	$(22,406)
DJ EuroStoxx 50 Index, EUR Strike Price 2,625, 4/20/12	300	(13,204)
DJ EuroStoxx 50 Index, EUR Strike Price 2,650, 4/20/12	150	(3,801)
		(39,411)

UNITED STATES (0.9)%
S&P 500 Index, USD Strike Price 1,380, 4/21/12	228	(816,924)
S&P 500 Index, USD Strike Price 1,385, 4/21/12	150	(485,550)
S&P 500 Index, USD Strike Price 1,400, 4/21/12	152	(319,200)
S&P 500 Index, USD Strike Price 1,405, 4/21/12	304	(547,200)
S&P 500 Index, USD Strike Price 1,410, 4/21/12	210	(315,000)
		(2,483,874)
TOTAL WRITTEN CALL OPTIONS (Premiums Received—$2,370,876)		$(2,523,285)

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
EUR	Euro Currency
GDR	Global Depositary Receipt
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)     All or a portion of the security is held in connection with the revolving credit agreement; $141,187,651 has been pledged as collateral.

(b)    All or a portion of the security is pledged in connection with written option contracts: $58,449,146 has been pledged to brokers.

(c)     Non-income producing security.

(d)    Resale is restricted to qualified institutional investors. Aggregate holdings equal 2.9% of net assets of the Fund, of which 0.0% are illiquid.

(e)     Rate quoted represents the seven day yield of the fund.

Sector Summary	Percentage
Financial (Common)	11.4%
Technology (Common)	10.2
Industrial (Common)	9.1
Energy (Common)	8.5
Real Estate (Common)	7.9
Health Care (Common)	7.4
Consumer-Cyclical (Common)	7.1
Electric (Common)	5.5
Consumer-Non-Cyclical (Common)	5.3
Closed End Funds	5.0
Materials (Common)	3.5
Telecommunication Services (Common)	3.1
Insurance (Preferred)	1.9
Toll Roads (Common)	1.8
Gas Distribution (Common)	1.7
Bank (Preferred)	1.5
Pipelines (Common)	1.4
Automotive (Common)	1.3
Water (Common)	1.3
Communications (Common)	1.1
Marine Ports (Common)	1.0
Consumer Staples (Common)	0.8
Integrated Telecommunications Services (Preferred)	0.6
Insurance (Corporate Bonds)	0.6
Transport (Common)	0.3
Integrated Telecommunications Services (Corporate Bonds)	0.3
Other	0.3
Real Estate (Preferred)	0.1
100.0%

Cohen & Steers Global Income Builder, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price.  Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges.  In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Over-the-counter options quotations are provided by the respective counterparty when such prices are believed by Cohen & Steers Capital Management, Inc. (the investment manager), pursuant to delegation by the Board of Directors, to reflect the fair market value.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the investment manager to be over-the-counter, are valued at the last sale price as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Under procedures approved by the Fund’s Board of Directors, the investment manager has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures which are approved annually by the Fund’s Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these

Cohen & Steers Global Income Builder, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the beginning of the period in which the underlying event causing the movement occurred.  Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities during the period ended March 31, 2012.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$302,765,144	$302,765,144	$—	$—
Closed - End Funds	16,710,588	16,710,588	—	—
Preferred Securities - $25 Par Value	5,890,290	5,890,290	—	—
Preferred Securities - Capital Securities - Ireland - Insurance - Multi-Line	740,075	—	—	740,075	(a)
Preferred Securities - Capital Securities — Other Countries	7,441,836	—	7,441,836	—
Corporate Bonds	2,796,457	—	2,796,457	—
Money Market Funds	1,300,065	—	1,300,065	—
Total Investments (b)	$337,644,455	$325,366,022	$11,538,358	$740,075
Depreciation in Other Financial Instruments
Written call options	(2,523,285)	(2,523,285)	—	—
Total Depreciation in Other Financial Instruments (b)	$(2,523,285)	$(2,523,285)	$—	$—

Cohen & Steers Global Income Builder, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(a) Valued utilizing an independent broker quote.

(b) Portfolio holdings are disclosed individually on the Schedule of Investments.

Investments classified as Level 3 infrequently trade and have significant unobservable inputs. Such items include investments for which the determination of fair value is based on prices from prior transactions, reputable dealers or third party pricing services without applying any adjustment.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2011	$—
Amortization	(253)
Change in unrealized appreciation	31,016
Purchases	709,312
Balance as of March 31, 2012	$740,075

The change in unrealized appreciation attributable to securities owned on March 31, 2012 which were valued using significant unobservable inputs (Level 3) amounted to $31,016.

Note 2. Derivative Instruments: The following is a summary of the Fund’s derivative instruments as of March 31, 2012:

Written call options	$(2,523,285)

Cohen & Steers Global Income Builder, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Options:  The Fund writes call options on an index and may write put options on an index and put and covered call options on a security with the intention of earning option premiums. Option premiums may increase the Fund’s realized gains and therefore may help increase distributable income. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss.  If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund.  If a call option is exercised, the call premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Transactions in options written during the three months ended March 31, 2012, were as follows:

	Number of Contracts	Premium
Options outstanding at December 31, 2011	2,314	$2,908,439
Options written	6,388	7,955,511
Options terminated in closing transactions	(7,008)	(8,493,074)
Options outstanding at March 31, 2012	1,694	$2,370,876

Note 3. Income Tax Information

As of March 31, 2012, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$301,996,864
Gross unrealized appreciation	$47,212,697
Gross unrealized depreciation	(11,565,106)
Net unrealized appreciation	$35,647,591

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President

Date: May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name:	Adam M. Derechin		Name:	James Giallanza
	Title:	President and Principal		Title:	Treasurer and Principal
		Executive Officer			Financial Officer

Date: May 25, 2012